VESSELS AND EQUIPMENT, NET - Narrative (Details) $ in Thousands	1 Months Ended		3 Months Ended	6 Months Ended		42 Months Ended
	Jun. 30, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($) vessel	Jun. 30, 2023 USD ($)	Jun. 30, 2024 vessel
Property, Plant and Equipment [Line Items]
Gain on sale of assets				$ 1,133	$ 2,583
Depreciation				70,254	$ 64,087
Finance leased asset, depreciation				$ 7,452
Kamsarmax
Property, Plant and Equipment [Line Items]
Number of newbuildings acquired | vessel				2		8
Newcastlemax Vessels
Property, Plant and Equipment [Line Items]
Number of vessels at period end | vessel	19	19		19		19
Capesize Vessels
Property, Plant and Equipment [Line Items]
Number of vessels at period end | vessel	33	33		33		33
Panamax Vessels
Property, Plant and Equipment [Line Items]
Number of vessels at period end | vessel	31	31		31		31
Number of vessels sold | vessel	1	1
Cash consideration	$ 20,800	$ 15,700
Gain on sale of assets				$ 1,100
Panamax Vessels | Forecast
Property, Plant and Equipment [Line Items]
Gain on sale of assets			$ 4,300
Vessels and Equipment
Property, Plant and Equipment [Line Items]
Transfer from newbuildings				76,325
Depreciation				$ 62,836